LHA Market State® Tactical Beta ETF
Schedule of Investments
September 30, 2021 (Unaudited)

Shares		Security Description			Value
		EXCHANGE-TRADED FUNDS - 55.4% (a)
285,228		SPDR S&P 500 ETF Trust (b) (c)			$122,402,744
		TOTAL EXCHANGE-TRADED FUNDS (Cost $115,871,657)

		INVESTMENT COMPANIES - 7.0%
635,175		ProShares Ultra VIX Short-Term Futures ETF (d)			15,593,546
		TOTAL INVESTMENT COMPANIES (Cost $15,257,233)

			Effective
Par			Yield	Maturity
		SHORT-TERM INVESTMENTS - 45.8%
		U. S. Treasury Bills - 7.7%
4,604,000		United States Treasury Bill (c) (e)	0.04%	1/27/2022	4,603,435
12,333,000		United States Treasury Bill (c) (e)	0.07%	8/11/2022	12,326,008
					16,929,443
Shares		Money Market Funds - 38.1%
42,058,243		First American Government Obligations Fund, Class X, 0.03% (f)			42,058,243
42,058,243		First American Treasury Obligations Fund, Class X, 0.01% (f)			42,058,243
					84,116,486
		TOTAL SHORT-TERM INVESTMENTS (Cost $101,049,553)			101,045,929
		TOTAL INVESTMENTS - 108.2% (Cost $232,178,443)			239,042,219
		LIABILITIES IN EXCESS OF OTHER ASSETS - (8.2)%			(18,066,960)
		NET ASSETS - 100.0%			$220,975,259

	Percentages are stated as a percentage of net assets.
	(a)	The risks of investing in investment companies, such as the underlying ETFs, typically reflect the risks of the types of investments in which the investment companies invest.
	(b)
Fair value of this security exceeds 25% of the Fund’s net assets. Additional information about this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

	(c)
All or a portion of this security is held as collateral for written options and futures. At September 30, 2021, the total value of this security held as collateral amounted to $71,066,280 or 32.2% of net assets.

	(d)	Non-income producing security.
	(e)	Zero coupon bond.
	(f)	Annualized seven-day yield as of September 30, 2021.

SCHEDULE OF OPEN FUTURES CONTRACTS
September 30, 2021 (Unaudited)

Number of Contracts	Description	Expiration Month	Notional Value	Value & Unrealized Appreciation (Depreciation)
414	S&P 500 E-Mini Future (a)	December 2021	$88,963,425	$(3,094,993)

(a)	Exchange Traded.

Summary of Fair Value Disclosure at September 30, 2021 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  Accounting principles generally accepted in the United States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2021:

	Level 1	Level 2	Level 3	Total
Assets^
Exchange-Traded Funds	$122,402,744	$-	$-	$122,402,744
Investment Companies	15,593,546	-	-	15,593,546
Short-Term Investments	84,116,486	16,929,443	-	101,045,929
Total Investments in Securities	$222,112,776	$16,929,443	$-	$239,042,219
^ See Schedule of Investments for further disaggregation of investment categories.

Other Financial Instruments (a)	Level 1	Level 2	Level 3	Total
Futures Contracts	$(3,094,993)	$-	$-	$(3,094,993)

(a) Other Financial Instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts which are reflected at the unrealized appreciation on the instrument.

For the period ended September 30, 2021, the Fund did not recognize any transfers to or from Level 3.